Significant Accounting Judgments and Estimates	12 Months Ended
Mar. 31, 2026
Significant Accounting Judgments and Estimates [Abstract]
Significant accounting judgments and estimates
3.	Significant accounting judgments and estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company accounting policies. It also requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods.

Management is of opinion that there is no significant judgement made that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial years.

Key source of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period are discussed below. The Company based its assumptions and estimates on parameters available when the financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

Allowance for expected credit losses of trade receivables — third parties

The Company uses a provision matrix to measure expected credit losses for trade receivables. The expected credit losses rates are based on the Company’s historical loss experience of the customers, geographical locations, product types and internal ratings, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect the ability of the debtors to settle the trade receivables. In considering the impact of the economic environment on the expected credit losses rates, the Company assesses, for example, the country default risk. The Company adjusts the allowance matrix at each reporting date. Such estimation of the expected credit losses rates may not be representative of the actual default in the future.

The carrying amount of the Company’s trade receivables as at March 31, 2026 was US$1,772,502 (2025: US$1,189,904).

Allowance for write-down of inventories

Inventory is valued at the lower of cost and net realizable value. Management reviews the Company’s inventory levels in order to identify slow-moving and obsolete inventory and identifies items of inventory which have a market price, being the selling price quoted from the market of similar items that is lower than its carrying amount. Management then estimates the amount of inventory loss as an allowance on inventory. Changes in demand levels, technological developments and pricing competition could affect the ability to sell and values of the inventory which could then consequentially impact the Company’s results.

The carrying amount of the Company’s inventories as at March 31, 2026 was US$2,549,920 (2025: US$1,646,333).

Depreciation of property, plant and equipment

The Company depreciates property, plant and equipment over their estimated useful lives after taking into account of their estimated residual values. The estimated useful life reflects management’s estimate of the period that the Company intends to derive future economic benefits from the use of the Company’s property, plant and equipment. The residual value reflects management’s estimated amount that the Company would currently obtain from the disposal of the asset, after deducting the estimated costs of disposal, as if the asset was already of the age and in the condition expected at the end of its useful life. Changes in the expected level of usage and technological developments could affect the economics, useful lives and the residual values of these assets which could then consequentially impact future depreciation charges.

The carrying amount of the Company’s property, plant and equipment as at March 31, 2026 was US$349,440 (2025: US$512,601).

Fair value of unquoted equity securities

The Company carries its unquoted equity securities at fair value, with any changes in fair value recognised in other comprehensive income. The fair value of equity investment is determined by independent valuation experts using the discounted cash flow method under the income approach. The key assumptions used to determine the fair value of this unquoted equity securities and sensitive analysis are disclosed in Note 5.

The carrying amount of the Company’s unquoted equity securities as at March 31, 2026 was US$2,500,000 (2025: Nil).